Other disclosures - Credit Risk - Movement in gross exposure for loans and advances at amortised cost (Details) - Financial assets at amortised cost [member] - Gross exposure [member] - Loans and advances [member] - GBP (£)
£ in Millions
		6 Months Ended
		Jun. 30, 2019		Jun. 30, 2018
Loans and advances at amortised cost
Opening balance		£ 333,176
Business activity in the year		52,749
Net drawdowns and repayments		(7,606)
Final repayments		(31,235)
Disposals		(285)
Write-offs		(951)	[1]	£ (949)
Closing balance		345,848
Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Stage 1 [member]
Loans and advances at amortised cost
Opening balance		281,226
Business activity in the year		51,037
Net drawdowns and repayments		(8,564)
Final repayments		(27,693)
Disposals		0
Write-offs	[1]	0
Closing balance		292,460
Stage 1 [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(13,760)
Stage 1 [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		9,943
Stage 1 [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		271
Lifetime expected credit losses [member] | Stage 2 [member]
Loans and advances at amortised cost
Opening balance		43,447
Business activity in the year		1,543
Net drawdowns and repayments		867
Final repayments		(2,937)
Disposals		0
Write-offs	[1]	0
Closing balance		44,975
Lifetime expected credit losses [member] | Stage 2 [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		13,256
Lifetime expected credit losses [member] | Stage 2 [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(11,468)
Lifetime expected credit losses [member] | Stage 2 [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		267
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Loans and advances at amortised cost
Opening balance		8,503
Business activity in the year		169
Net drawdowns and repayments		91
Final repayments		(605)
Disposals		(285)
Write-offs	[1]	(951)
Closing balance		8,413
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		504
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		1,525
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		£ (538)

[1]

In H119 , gross write-offs amounted to £ 9 5 1 m (H118: £ 949 m) and post write-off recoveries amounted to £73m (H118: £ 68 m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £ 8 78 m (H118: £ 881 m)